J.P. MORGAN SMA FUNDS

JPMorgan Core Focus SMA Fund

(a series of JPMorgan Trust IV)

Supplement dated February 8, 2021, to the Summary Prospectus, Prospectus

and Statement of Additional Information dated July 1, 2020, as supplemented

Portfolio Manager Retirement. Wendy Fletcher has announced her retirement from J.P. Morgan Investment Management Inc. (“JPMIM”). Effective March 31, 2021 (the “Effective Date”), Wendy Fletcher will no longer serve as a Portfolio Manager for the JPMorgan Core Focus SMA Fund (the “Fund”). On the Effective Date, all references to Ms. Fletcher will be hereby deleted from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

On or around the Effective Date, new Portfolio Manager(s) will be added to the Fund.

Additionally, effective immediately, Toby Maczka will no longer serve as a Portfolio Manager to the Fund. Mr. Maczka will now focus on his role with the Short Duration Team. All references to Mr. Maczka are hereby deleted from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CFSMA-PM-221